INVENTORIES, NET (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES, NET [Abstract]
Work in Process	$ 2,183	$ 2,155
Parts and supplies	3,981	4,178
Finished goods	6,134	7,144
Inventories	12,298	13,477
Less - inventory reserve	(2,913)	(2,325)	(1,577)
Inventories, net	$ 9,385	$ 11,152